Property, Plant And Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment and their estimated useful lives at December 31, 2013 and 2012 consisted of:

	Lives (Years)	2013	2012
Quarry land		$2,004,549	$2,004,549
Other land		7,652,373	8,659,314
Buildings and improvements	15 – 39	31,575,376	32,438,770
Cement manufacturing equipment	15 – 25	140,882,787	128,656,859
Ancillary equipment	5 – 10	13,445,127	13,371,257
Ready-mix and concrete production
machinery and equipment	5 – 15	32,656,580	36,169,037
Transportation and mobile equipment	3 – 7	40,252,829	44,353,311
Office machinery, equipment,
furniture and fixtures	3 – 10	2,601,698	3,051,858
Construction in process		5,345,483	7,583,428
		$276,416,802	$276,288,383
Less: Accumulated depreciation and depletion		192,017,921	193,109,379
		$84,398,881	$83,179,004
Less: Assets related to discontinued operations in Other Assets		3,458,277	—
		$80,940,604	$83,179,004